Trade payables (Tables)	12 Months Ended
Dec. 31, 2021
Schedule or trade account payables

	Note	2021	2020
Trade payables:
Domestic market
Third parties		1,505,841	1,077,679
Third parties (forfait)	(i)	487,806	239,512
Total Third parties		1,993,647	1,317,191

Related parties		208,287	97,900
Related parties (forfait)	(i)	40,148	546,044
Total Related parties	9	248,435	643,944

Foreign market	(ii)
Third parties		9,962,736	8,023,032

Present value adjustment - foreign market	(iii)	(40,088)	(30,619)
		12,164,730	9,953,548

Current liabilities		12,053,266	9,946,315
Non-current liabilities		111,464	7,233
Total		12,164,730	9,953,548